Note 12 - Subordinated Debt (Details Textual) - Subordinated Debt [Member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 27, 2018
Debt Instrument, Face Amount		$ 8
Debt Instrument, Interest Rate, Stated Percentage	6.50%	6.50%